Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Shareholders' Equity
13.	Shareholders’ Equity

Upon incorporation on March 7, 2023, the Company issued 1 ordinary share to its registered agent, which was later transferred to Chee Hoong Lew in anticipation of the Reorganization as explained in detail in Note 1.

On June 21, 2023, the Company issued an aggregate of 12,749,999 ordinary shares to the shareholders of Win-Fung, including Chee Hoong Lew, on a pro rata basis proportional to the shareholders’ equity interests in Win-Fung, pursuant to the Reorganization.

On September 5, 2024, the Company effected a 1-for-2 forward split of its ordinary shares by way of a share subdivision of the issued and unissued ordinary shares, with each issued and unissued ordinary share subdivided into two (2) shares. Immediately after the share subdivision, shareholders also surrendered an aggregate of 2,550,000 ordinary shares to the Company for cancellation.

After the share subdivision and share surrender, the Company is authorized to issue 1,000,000,000 ordinary shares of par value $0.00005 each and has 22,950,000 ordinary shares issued and outstanding. All share and per share data throughout these consolidated financial statements have been retroactively adjusted to reflect the forward share split and share surrender.